First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.4%
1,131	General Dynamics Corp.	$380,762
403	Lockheed Martin Corp.	194,919
		575,681
	Air Freight & Logistics — 6.6%
2,118	FedEx Corp.	611,806
4,954	United Parcel Service, Inc., Class B	491,387
		1,103,193
	Beverages — 0.5%
552	PepsiCo, Inc.	79,223
	Biotechnology — 1.4%
991	AbbVie, Inc.	226,434
	Building Products — 1.2%
1,694	Johnson Controls International PLC	202,857
	Capital Markets — 4.6%
1,065	Ameriprise Financial, Inc.	522,212
928	CME Group, Inc.	253,418
		775,630
	Chemicals — 4.2%
9,040	CF Industries Holdings, Inc.	699,154
	Consumer Staples Distribution & Retail — 0.2%
44	Costco Wholesale Corp.	37,943
	Diversified Telecommunication Services — 3.1%
17,367	Comcast Corp., Class A	519,100
	Electrical Equipment — 0.8%
442	Eaton Corp. PLC	140,781
	Energy Equipment & Services — 5.1%
22,373	SLB Ltd.	858,676
	Financial Services — 6.5%
2,948	Fiserv, Inc. (a)	198,017
225	Mastercard, Inc., Class A	128,448
9,131	PayPal Holdings, Inc.	533,068
631	Visa, Inc., Class A	221,298
		1,080,831
	Ground Transportation — 2.2%
1,584	Union Pacific Corp.	366,411
	Health Care Equipment & Supplies — 2.3%
1,208	Abbott Laboratories	151,350
2,483	Medtronic PLC	238,517
		389,867
Shares	Description	Value

	Health Care Providers & Services — 1.6%
785	UnitedHealth Group, Inc.	$259,136
	Hotels, Restaurants & Leisure — 0.8%
464	McDonald’s Corp.	141,812
	Household Durables — 2.7%
63	NVR, Inc. (a)	459,445
	Household Products — 5.5%
3,734	Colgate-Palmolive Co.	295,061
3,899	Kimberly-Clark Corp.	393,370
1,582	Procter & Gamble (The) Co.	226,716
		915,147
	Insurance — 10.4%
2,989	Aflac, Inc.	329,597
4,762	Arch Capital Group Ltd. (a)	456,771
708	Chubb Ltd.	220,981
2,867	Hartford Insurance Group (The), Inc.	395,073
4,334	MetLife, Inc.	342,126
		1,744,548
	Interactive Media & Services — 0.5%
286	Alphabet, Inc., Class A	89,518
	Media — 8.0%
2,382	Charter Communications, Inc., Class A (a)	497,242
10,425	Omnicom Group, Inc.	841,819
		1,339,061
	Oil, Gas & Consumable Fuels — 6.8%
5,388	ConocoPhillips	504,371
4,338	EOG Resources, Inc.	455,533
6,474	Kinder Morgan, Inc.	177,970
		1,137,874
	Pharmaceuticals — 3.6%
383	Johnson & Johnson	79,262
4,993	Merck & Co., Inc.	525,563
		604,825
	Professional Services — 1.2%
792	Automatic Data Processing, Inc.	203,726
	Semiconductors & Semiconductor Equipment — 4.6%
1,162	Applied Materials, Inc.	298,622
143	KLA Corp.	173,756
1,753	QUALCOMM, Inc.	299,851
		772,229

First Trust Bloomberg Shareholder Yield ETF (SHRY)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software — 2.7%
1,127	Adobe, Inc. (a)	$394,439
121	Microsoft Corp.	58,518
		452,957
	Technology Hardware, Storage & Peripherals — 6.5%
666	Apple, Inc.	181,059
16,971	HP, Inc.	378,114
4,903	NetApp, Inc.	525,062
		1,084,235
	Tobacco — 2.8%
7,986	Altria Group, Inc.	460,473

	Total Investments — 99.8%	16,720,767
	(Cost $16,880,697)
	Net Other Assets and Liabilities — 0.2%	35,639
	Net Assets — 100.0%	$16,756,406

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$16,720,767	$16,720,767	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Biotechnology — 3.3%
684	Exact Sciences Corp. (b)	$69,467
	Health Care Equipment & Supplies — 74.6%
301	Abbott Laboratories	37,712
552	Alcon AG (CHF)	44,099
317	Align Technology, Inc. (b)	49,500
1,817	Baxter International, Inc.	34,723
214	Becton Dickinson & Co.	41,531
300	BioMerieux (EUR)	38,887
418	Boston Scientific Corp. (b)	39,856
805	Carl Zeiss Meditec AG (EUR)	37,841
215	Cochlear Ltd. (AUD)	37,400
455	Coloplast A/S, Class B (DKK)	39,117
583	Cooper (The) Cos., Inc. (b)	47,783
1,129	Demant A/S (DKK) (b)	38,228
612	Dexcom, Inc. (b)	40,618
539	Edwards Lifesciences Corp. (b)	45,950
1,917	Fisher & Paykel Healthcare Corp., Ltd. (NZD)	41,665
562	GE HealthCare Technologies, Inc.	46,095
705	Globus Medical, Inc., Class A (b)	61,554
589	Hologic, Inc. (b)	43,875
294	Hoya Corp. (JPY)	44,455
127	Insulet Corp. (b)	36,098
93	Intuitive Surgical, Inc. (b)	52,671
1,452	Koninklijke Philips N.V. (EUR)	39,656
276	Masimo Corp. (b)	35,897
418	Medtronic PLC	40,153
505	Merit Medical Systems, Inc. (b)	44,511
3,240	Olympus Corp. (JPY)	41,048
153	Penumbra, Inc. (b)	47,569
147	ResMed, Inc.	35,408
729	Siemens Healthineers AG (EUR) (c) (d)	38,484
2,263	Smith & Nephew PLC (GBP)	37,779
147	Sonova Holding AG (CHF)	38,434
169	STERIS PLC	42,845
369	Straumann Holding AG (CHF)	43,538
109	Stryker Corp.	38,310
3,234	Sysmex Corp. (JPY)	31,847
334	Teleflex, Inc.	40,761
2,460	Terumo Corp. (JPY)	35,650
421	Zimmer Biomet Holdings, Inc.	37,856
		1,569,404
	Health Care Providers & Services — 1.8%
2,331	Amplifon S.p.A. (EUR)	37,667
Shares	Description	Value

	Life Sciences Tools & Services — 20.2%
292	Agilent Technologies, Inc.	$39,732
134	Bio-Rad Laboratories, Inc., Class A (b)	40,601
197	Danaher Corp.	45,097
31	Mettler-Toledo International, Inc. (b)	43,220
452	Revvity, Inc.	43,731
184	Sartorius Stedim Biotech (EUR)	45,410
76	Thermo Fisher Scientific, Inc.	44,038
120	Waters Corp. (b)	45,580
152	West Pharmaceutical Services, Inc.	41,821
2,785	WuXi AppTec Co., Ltd., Class H (HKD) (c) (d)	35,319
		424,549
	Total Common Stocks	2,101,087
	(Cost $2,313,816)
MONEY MARKET FUNDS — 0.1%
3,032	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (e)	3,032
	(Cost $3,032)

	Total Investments — 100.0%	2,104,119
	(Cost $2,316,848)
	Net Other Assets and Liabilities — (0.0)%	(365)
	Net Assets — 100.0%	$2,103,754

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of December 31, 2025.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NZD	– New Zealand Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	60.6%
Japan	7.2
Switzerland	6.0
France	4.0
Ireland	3.9
Denmark	3.7
Germany	3.6
New Zealand	2.0
Netherlands	1.9
United Kingdom	1.8
Italy	1.8
Australia	1.8
China	1.7
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Amount is less than 0.1%.

Currency Exposure Diversification	% of Total Investments
USD	64.5%
EUR	11.3
JPY	7.2
CHF	6.0
DKK	3.7
NZD	2.0
GBP	1.8
AUD	1.8
HKD	1.7
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,101,087	$2,101,087	$—	$—
Money Market Funds	3,032	3,032	—	—
Total Investments	$2,104,119	$2,104,119	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 2.8%
46	Axon Enterprise, Inc. (a)	$26,125
472	Boeing (The) Co. (a)	102,480
		128,605
	Automobiles — 3.9%
398	Tesla, Inc. (a)	178,989
	Biotechnology — 9.3%
765	AbbVie, Inc.	174,795
81	Alnylam Pharmaceuticals, Inc. (a)	32,210
777	Gilead Sciences, Inc.	95,369
65	Regeneron Pharmaceuticals, Inc.	50,171
160	Vertex Pharmaceuticals, Inc. (a)	72,538
		425,083
	Broadline Retail — 8.2%
1,613	Amazon.com, Inc. (a)	372,313
	Communications Equipment — 1.5%
142	Arista Networks, Inc. (a)	18,606
519	Cisco Systems, Inc.	39,979
24	Motorola Solutions, Inc.	9,200
		67,785
	Electrical Equipment — 1.7%
244	Eaton Corp. PLC	77,716
	Electronic Equipment, Instruments & Components — 1.1%
113	Corning, Inc.	9,894
184	TE Connectivity PLC	41,862
		51,756
	Entertainment — 3.7%
1,480	Netflix, Inc. (a)	138,765
370	ROBLOX Corp., Class A (a)	29,981
		168,746
	Ground Transportation — 2.3%
1,302	Uber Technologies, Inc. (a)	106,386
	Health Care Equipment & Supplies — 4.7%
923	Boston Scientific Corp. (a)	88,008
222	Intuitive Surgical, Inc. (a)	125,732
		213,740
	Hotels, Restaurants & Leisure — 3.4%
20	Booking Holdings, Inc.	107,106
216	DoorDash, Inc., Class A (a)	48,920
		156,026
Shares	Description	Value

	Interactive Media & Services — 13.5%
1,457	Alphabet, Inc., Class A	$456,041
241	Meta Platforms, Inc., Class A	159,082
		615,123
	IT Services — 0.4%
42	Cloudflare, Inc., Class A (a)	8,280
42	Snowflake, Inc. (a)	9,213
		17,493
	Pharmaceuticals — 6.2%
232	Eli Lilly & Co.	249,326
254	Zoetis, Inc.	31,958
		281,284
	Semiconductors & Semiconductor Equipment — 16.0%
233	Advanced Micro Devices, Inc. (a)	49,899
116	Applied Materials, Inc.	29,811
537	Broadcom, Inc.	185,856
184	Lam Research Corp.	31,497
124	Marvell Technology, Inc.	10,538
161	Micron Technology, Inc.	45,951
1,898	NVIDIA Corp.	353,977
131	Texas Instruments, Inc.	22,727
		730,256
	Software — 12.9%
61	Adobe, Inc. (a)	21,349
31	Autodesk, Inc. (a)	9,176
39	Cadence Design Systems, Inc. (a)	12,191
35	CrowdStrike Holdings, Inc., Class A (a)	16,407
92	Fortinet, Inc. (a)	7,306
39	Intuit, Inc.	25,834
684	Microsoft Corp.	330,796
238	Oracle Corp.	46,389
315	Palantir Technologies, Inc., Class A (a)	55,991
96	Palo Alto Networks, Inc. (a)	17,683
150	ServiceNow, Inc. (a)	22,979
27	Synopsys, Inc. (a)	12,682
31	Workday, Inc., Class A (a)	6,658
		585,441

First Trust Bloomberg R&D Leaders ETF (RND)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 8.3%
1,391	Apple, Inc.	$378,157

	Total Investments — 99.9%	4,554,899
	(Cost $4,440,732)
	Net Other Assets and Liabilities — 0.1%	3,343
	Net Assets — 100.0%	$4,558,242

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,554,899	$4,554,899	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments
December 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.9%
4,079	Boeing (The) Co. (a)	$885,633
1,006	L3Harris Technologies, Inc.	295,331
1,260	Lockheed Martin Corp.	609,424
300	TransDigm Group, Inc.	398,955
		2,189,343
	Air Freight & Logistics — 0.6%
1,166	FedEx Corp.	336,811
	Automobiles — 7.4%
125,687	Ford Motor Co.	1,649,014
30,673	General Motors Co.	2,494,328
		4,143,342
	Banks — 3.5%
6,092	JPMorgan Chase & Co.	1,962,964
	Beverages — 1.6%
6,184	PepsiCo, Inc.	887,528
	Biotechnology — 3.0%
4,674	AbbVie, Inc.	1,067,962
345	Alnylam Pharmaceuticals, Inc. (a)	137,189
3,290	Gilead Sciences, Inc.	403,815
497	Insmed, Inc. (a)	86,498
		1,695,464
	Capital Markets — 3.0%
313	Blackrock, Inc.	335,016
231	Cboe Global Markets, Inc.	57,981
3,778	Charles Schwab (The) Corp.	377,460
1,262	Intercontinental Exchange, Inc.	204,394
176	LPL Financial Holdings, Inc.	62,862
333	Moody’s Corp.	170,113
167	MSCI, Inc.	95,813
693	S&P Global, Inc.	362,155
		1,665,794
	Chemicals — 1.8%
2,256	Air Products and Chemicals, Inc.	557,277
3,842	DuPont de Nemours, Inc.	154,448
2,347	PPG Industries, Inc.	240,474
856	Solstice Advanced Materials, Inc. (a)	41,585
		993,784
	Construction & Engineering — 0.3%
187	Comfort Systems USA, Inc.	174,525
	Consumer Finance — 0.1%
817	Synchrony Financial	68,162
	Diversified Telecommunication Services — 3.4%
77,617	AT&T, Inc.	1,928,006
Shares	Description	Value

	Electric Utilities — 0.5%
2,017	Eversource Energy	$135,805
3,928	PPL Corp.	137,558
		273,363
	Electrical Equipment — 0.6%
2,017	Vertiv Holdings Co., Class A	326,774
	Electronic Equipment, Instruments & Components — 2.3%
8,694	Corning, Inc.	761,246
921	Keysight Technologies, Inc. (a)	187,138
1,592	TE Connectivity PLC	362,196
		1,310,580
	Energy Equipment & Services — 1.0%
14,309	SLB Ltd.	549,179
	Entertainment — 4.7%
2,720	Electronic Arts, Inc.	555,778
5,117	Live Nation Entertainment, Inc. (a)	729,172
1,451	Spotify Technology S.A. (a)	842,610
1,938	Take-Two Interactive Software, Inc. (a)	496,186
		2,623,746
	Financial Services — 4.7%
1,154	Fidelity National Information Services, Inc.	76,695
1,196	Fiserv, Inc. (a)	80,335
1,806	Mastercard, Inc., Class A	1,031,009
2,105	PayPal Holdings, Inc.	122,890
3,743	Visa, Inc., Class A	1,312,708
		2,623,637
	Food Products — 0.2%
659	Hershey (The) Co.	119,925
	Health Care Equipment & Supplies — 1.5%
758	Becton Dickinson & Co.	147,105
3,911	Boston Scientific Corp. (a)	372,914
920	Stryker Corp.	323,352
		843,371
	Health Care Providers & Services — 0.5%
706	Cigna Group (The)	194,312
315	Humana, Inc.	80,681
		274,993
	Hotels, Restaurants & Leisure — 5.8%
351	Booking Holdings, Inc.	1,879,721
8,960	Yum! Brands, Inc.	1,355,469
		3,235,190

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Independent Power and Renewable Electricity Producers — 0.5%
1,859	Vistra Corp.	$299,912
	Industrial Conglomerates — 1.2%
3,425	Honeywell International, Inc.	668,183
	Insurance — 1.8%
1,188	Aflac, Inc.	131,001
461	Aon PLC, Class A	162,678
784	Arch Capital Group Ltd. (a)	75,201
561	Arthur J. Gallagher & Co.	145,181
627	Brown & Brown, Inc.	49,972
1,087	Marsh & McLennan Cos., Inc.	201,660
492	Travelers (The) Cos., Inc.	142,710
219	Willis Towers Watson PLC	71,963
		980,366
	IT Services — 5.9%
8,757	International Business Machines Corp.	2,593,911
3,255	Snowflake, Inc. (a)	714,017
		3,307,928
	Machinery — 0.6%
2,173	Ingersoll Rand, Inc.	172,145
2,117	Otis Worldwide Corp.	184,920
		357,065
	Multi-Utilities — 1.1%
3,593	CenterPoint Energy, Inc.	137,756
1,988	Consolidated Edison, Inc.	197,448
4,710	Dominion Energy, Inc.	275,959
		611,163
	Oil, Gas & Consumable Fuels — 2.0%
6,839	Occidental Petroleum Corp.	281,220
2,038	Targa Resources Corp.	376,011
2,953	Valero Energy Corp.	480,719
		1,137,950
	Pharmaceuticals — 5.1%
5,385	Bristol-Myers Squibb Co.	290,467
2,252	Eli Lilly & Co.	2,420,180
1,076	Zoetis, Inc.	135,382
		2,846,029
	Professional Services — 0.6%
259	Broadridge Financial Solutions, Inc.	57,801
273	Equifax, Inc.	59,236
1,740	Paychex, Inc.	195,193
		312,230
Shares	Description	Value

	Real Estate Management & Development — 0.4%
818	CBRE Group, Inc., Class A (a)	$131,526
1,176	CoStar Group, Inc. (a)	79,074
		210,600
	Retail REITs — 0.3%
2,529	Realty Income Corp.	142,560
	Semiconductors & Semiconductor Equipment — 14.0%
44,233	Intel Corp. (a)	1,632,198
1,468	KLA Corp.	1,783,738
9,543	Marvell Technology, Inc.	810,964
5,867	Microchip Technology, Inc.	373,845
13,240	NVIDIA Corp.	2,469,260
2,796	NXP Semiconductors N.V.	606,900
1,922	Qnity Electronics, Inc.	156,931
		7,833,836
	Software — 6.6%
1,815	Atlassian Corp., Class A (a)	294,284
2,372	Autodesk, Inc. (a)	702,136
3,015	Cadence Design Systems, Inc. (a)	942,429
2,675	CrowdStrike Holdings, Inc., Class A (a)	1,253,933
2,367	Workday, Inc., Class A (a)	508,384
		3,701,166
	Specialized REITs — 1.3%
1,313	American Tower Corp.	230,523
1,223	Crown Castle, Inc.	108,688
274	Equinix, Inc.	209,928
823	Iron Mountain, Inc.	68,268
444	Public Storage	115,218
		732,625
	Technology Hardware, Storage & Peripherals — 5.3%
9,703	Apple, Inc.	2,637,858
14,510	Hewlett Packard Enterprise Co.	348,530
		2,986,388
	Tobacco — 2.8%
7,593	Altria Group, Inc.	437,812
7,034	Philip Morris International, Inc.	1,128,254
		1,566,066

	Total Investments — 99.9%	55,920,548
	(Cost $50,476,657)
	Net Other Assets and Liabilities — 0.1%	49,541
	Net Assets — 100.0%	$55,970,089

(a)	Non-income producing security.

First Trust New Constructs Core Earnings Leaders ETF (FTCE)
Portfolio of Investments (Continued)
December 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$55,920,548	$55,920,548	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
December 31, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
First Trust Bloomberg Shareholder Yield ETF
First Trust Bloomberg R&D Leaders ETF
First Trust New Constructs Core Earnings Leaders ETF
“Bloomberg®”, Bloomberg Shareholder Yield Index, Bloomberg R&D Leaders Select Index and Bloomberg New Constructs Core Earnings Leaders Index referenced herein (the “Indices,” and each such index, an “Index”) are trademarks or service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”) and/or one or more third-party providers (each such provider, a “Third-Party Provider”), and have been licensed for use for certain purposes to First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee or a Third Party Provider, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Indices or the Financial Products.
First Trust Indxx Medical Devices ETF
Indxx and Indxx Medical Devices Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.